SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except for the below.

On January 21, 2026, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with General Fusion Inc., a British Columbia limited company (“General Fusion”), and 1573562 B.C. Ltd., a British Columbia limited company (“NewCo”).

Concurrently with the execution and delivery of the Business Combination Agreement, the Company, General Fusion and the Sponsor entered into a letter agreement (the “Sponsor Letter”).

Concurrently with the execution and delivery of the Business Combination Agreement, the Company, General Fusion and certain of General Fusion’s securityholders entered into a Voting and Support Agreement (the “Support Agreement”).

In connection with the transactions contemplated by the Business Combination Agreement, on January 21, the Company and General Fusion entered into separate securities purchase agreements (the “Subscription Agreements”) with certain accredited investors (each, an “Investor” and the lead Investor, the “Anchor PIPE Investor”). Pursuant to the Subscription Agreements, the Investors have agreed, among other things, to purchase an aggregate of 10,556,367 units of General Fusion at a price of $10.20 per unit, each unit comprising (1) one convertible preferred share of General Fusion having the rights, preferences and privileges set forth in the Restated Articles (such stock the “Convertible Preferred Shares”) and (2) one warrant (collectively, the “Investor Warrants”) exercisable for a Common Share at a price of $12.00 per share, in a private placement to be consummated on the Closing Date, prior to the Amalgamation (the “PIPE Financing”).